Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Outstanding preferred shares subject to the guarantee (in shares)	0
Revenue	$ 35,688,000,000	$ 43,337,000,000
Shareholders’ net income (loss)	4,035,000,000	2,498,000,000
Invested assets	184,522,000,000	177,912,000,000
Total other general fund assets	20,852,000,000	19,178,000,000
Investments for account of segregated fund holders	139,996,000,000	125,921,000,000
Insurance contract liabilities	147,811,000,000	145,773,000,000
Investment contract liabilities	3,368,000,000	3,189,000,000
Total other general fund liabilities	26,122,000,000	22,266,000,000
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%
Consolidation Adjustments
Disclosure of operating segments [line items]
Revenue	$ (1,219,000,000)	(2,160,000,000)
Shareholders’ net income (loss)	(3,885,000,000)	(2,379,000,000)
Invested assets	(34,245,000,000)	(30,520,000,000)
Total other general fund assets	(48,715,000,000)	(33,640,000,000)
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	(10,283,000,000)	(10,813,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(41,849,000,000)	(26,745,000,000)
Parent Company | Reportable Legal Entities
Disclosure of operating segments [line items]
Revenue	320,000,000	266,000,000
Shareholders’ net income (loss)	4,035,000,000	2,498,000,000
Invested assets	30,984,000,000	26,019,000,000
Total other general fund assets	12,462,000,000	7,800,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	16,020,000,000	9,350,000,000
Subsidiary Issuer | Reportable Legal Entities | Sun Life Assurance (consolidated)
Disclosure of operating segments [line items]
Revenue	27,527,000,000	35,801,000,000
Shareholders’ net income (loss)	2,823,000,000	1,349,000,000
Invested assets	174,777,000,000	172,439,000,000
Total other general fund assets	24,580,000,000	24,327,000,000
Investments for account of segregated fund holders	139,929,000,000	125,859,000,000
Insurance contract liabilities	147,989,000,000	145,949,000,000
Investment contract liabilities	3,368,000,000	3,189,000,000
Total other general fund liabilities	24,249,000,000	25,920,000,000
Subsidiary Issuer | Reportable Legal Entities | Other Subsidiaries
Disclosure of operating segments [line items]
Revenue	9,060,000,000	9,430,000,000
Shareholders’ net income (loss)	1,062,000,000	1,030,000,000
Invested assets	13,006,000,000	9,974,000,000
Total other general fund assets	32,525,000,000	20,691,000,000
Investments for account of segregated fund holders	67,000,000	62,000,000
Insurance contract liabilities	10,105,000,000	10,637,000,000
Investment contract liabilities	0	0
Total other general fund liabilities	$ 27,702,000,000	$ 13,741,000,000